INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Inventory gross	R$ 12,529,026	R$ 12,200,913
Current	10,455,500	10,439,741
Non-current	2,073,526	1,761,172
Inventoy, net	12,529,026	12,200,913
Finished Goods [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	3,565,541	4,250,175
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	4,515,197	3,976,448
Raw Materials [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	2,804,157	2,845,578
Storeoom Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	1,649,866	1,255,176
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	99,325	23,463
Provision For Losses [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	R$ (105,060)	R$ (149,927)